UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Bonanza Capital, Ltd.

Address:  300 Crescent Court
          Suite 1740
          Dallas, Texas 75201

13F File Number: 28-11243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bernay Box
Title:    President
Phone:    214-987-4962

Signature, Place and Date of Signing:


/s/ Bernay Box              Dallas, Texas                    February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 84

Form 13F Information Table Value Total: $239,615
                                         (thousands)

List of Other Included Managers:

No.            Form 13F File Number     Name
---            --------------------     ----

1.             28-11390                 Bonanza Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE

                                                        Bonanza Capital, Ltd.
                                                          December 31, 2005
COLUMN 1                         COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5         COL 6    COL 7          COLUMN 8
                                 TITLE OF                    VALUE     SHS OR    SH/ PUT/   INVSMNT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                   CLASS          CUSIP       (x$1000)   PRN AMT   PRN CALL   DISCRTN   MGRS    SOLE  SHARED    NONE
--------------                   -----          -----       --------   -------   --- ----   -------   ----    ----  ------    ----
KHD HUMBOLDT WEDAG INTL LTD      COM            482462108     2,771      125,116 SH         SHARED     1            125,116
LANOPTICS LTD                    ORD            M6706C103     1,521      300,000 SH         SHARED     1            300,000
ABRAXAS PETROLEUM CORP           COM            003830106     4,891      926,367 SH         SHARED     1            926,367
ACCESS INTEGRATED TECHNLGS       CLA            004329108     1,639      157,895 SH         SHARED     1            157,895
ADVANCED ANALOGIC TECHNOLOGIES   COM            00752J108     1,385      100,000 SH         SHARED     1            100,000
AIR METHODS CORP                 COM PAR $.06   009128307     8,650      500,000 SH         SHARED     1            500,000
ALLIED DEFENSE GROUP INC         COM            019118108     2,099       92,200 SH         SHARED     1             92,200
APTIMUS INC                      COM            03833V108       351       44,391 SH         SHARED     1             44,391
ATS MED INC                      COM            002083103       741      268,601 SH         SHARED     1            268,601
AWARE INC MASS                   COM            05453N100     3,338      750,000 SH         SHARED     1            750,000
AXS-ONE INC                      COM            002458107       565      322,581 SH         SHARED     1            322,581
BKF CAP GROUP INC                COM            05548G102     1,895      100,000 SH         SHARED     1            100,000
BLUEGREEN CORP                   COM            096231105     4,977      315,000 SH         SHARED     1            315,000
BON-TON STORES INC               COM            09776J101     2,391      125,000 SH         SHARED     1            125,000
BROWN SHOE INC NEW               COM            115736100     1,697       40,000 SH         SHARED     1             40,000
CAMBRIDGE DISPLAY TECH INC       COM            132193103     1,594      187,500 SH         SHARED     1            187,500
CASH SYSTEMS INC                 COM            14756B102     1,754      200,000 SH         SHARED     1            200,000
CHAMPPS ENTMT INC DEL            COM            158787101     1,001      155,000 SH         SHARED     1            155,000
CHANNELL COML CORP               COM            159186105     2,978      600,000 SH         SHARED     1            600,000
CHECKERS DRIVE-IN RESTAURANT     COM NEW        162809305     2,501      165,000 SH         SHARED     1            165,000
CIRRUS LOGIC INC                 COM            172755100     3,340      500,000 SH         SHARED     1            500,000
COMFORT SYS USA INC              COM            199908104     2,300      250,000 SH         SHARED     1            250,000
CONTANGO OIL & GAS COMPANY       COM NEW        21075N204     5,175      452,366 SH         SHARED     1            452,366
CYBEX INTL INC                   COM            23252E106     2,340      632,400 SH         SHARED     1            632,400
DAVE & BUSTERS INC               COM            23833N104       528       30,000 SH         SHARED     1             30,000
DELTA APPAREL INC                COM            247368103     1,278       82,200 SH         SHARED     1             82,200
DISCOVERY PARTNERS INTL INC      COM            254675101     1,193      450,000 SH         SHARED     1            450,000
EMRISE CORP                      COM            29246J101       321      239,400 SH         SHARED     1            239,400
FLOTEK INDS INC DEL              COM            343389102     3,637      195,000 SH         SHARED     1            195,000
FONAR CORP                       COM            344437108       657      965,500 SH         SHARED     1            965,500
FRANKLIN BK CORP DEL             COM            352451108     1,799      100,000 SH         SHARED     1            100,000
FRIENDLY ICE CREAM CORP NEW      COM            358497105     1,584      184,200 SH         SHARED     1            184,200
FSI INTL INC                     COM            302633102     1,610      350,000 SH         SHARED     1            350,000
HALOZYME THERAPEUTICS INC        COM            40637H109     3,327    1,828,143 SH         SHARED     1          1,828,143
HASTINGS ENTMT INC               COM            418365102     1,644      300,000 SH         SHARED     1            300,000
HUNTSMAN CORP                    COM            447011107     6,976      405,099 SH         SHARED     1            405,099
IPIX CORP                        COM            44982L103       214      128,746 SH         SHARED     1            128,746
INTERPHASE CORP                  COM            460593106     1,274      289,600 SH         SHARED     1            289,600
INTERSECTIONS INC                COM            460981301     4,258      455,900 SH         SHARED     1            455,900
INTERVEST BANCSHARES CORP        CLA            460927106     1,485       60,000 SH         SHARED     1             60,000
INVESTOOLS INC                   COM            46145P103     6,295    1,165,800 SH         SHARED     1          1,165,800
IXYS CORP                        COM            46600W106     5,845      500,000 SH         SHARED     1            500,000
KITTY HAWK INC                   COM NEW        498326206     2,491    2,350,000 SH         SHARED     1          2,350,000
KKR FINL CORP                    COM            482476306     2,999      125,000 SH         SHARED     1            125,000
LEVITT CORP                      CLA            52742P108     1,706       75,000 SH         SHARED     1             75,000
MDI INC                          COM            552705105       122      131,600 SH         SHARED     1            131,600
METASOLV INC                     COM            59139P104     6,573    2,266,667 SH         SHARED     1          2,266,667
MISONIX INC                      COM            604871103     1,786      411,600 SH         SHARED     1            411,600
MOLINA HEALTHCARE INC            COM            60855R100     7,992      300,000 SH         SHARED     1            300,000
MOTIVE INC                       COM            61980V107       543      175,800 SH         SHARED     1            175,800
NCI BUILDING SYS INC             COM            628852105     2,056       48,400 SH         SHARED     1             48,400
OPLINK COMMUNICATIONS INC        COM            68375Q106     3,587      247,400 SH         SHARED     1            247,400
OUTDOOR CHANNEL HLDGS INC        COM NEW        690027206     4,963      367,650 SH         SHARED     1            367,650
PARLUX FRAGRANCES INC            COM            701645103     2,748       90,000 SH         SHARED     1             90,000
PEDIATRIC SVCS OF AMERICA        COM            705323103     1,833      130,000 SH         SHARED     1            130,000
PETROHAWK ENERGY CORP            COM            716495106     3,305      250,000 SH         SHARED     1            250,000
PIONEER DRILLING CO              COM            723655106       897       50,000 SH         SHARED     1             50,000
QUICKLOGIC CORP                  COM            74837P108     3,804      963,100 SH         SHARED     1            963,100
RAINDANCE COMM                   COM            75086X106     1,020      500,000 SH         SHARED     1            500,000
REDENVELOPE INC                  COM            75733R601     1,417      135,500 SH         SHARED     1            135,500
REPUBLIC AWYS HLDGS INC          COM            760276105     2,280      150,000 SH         SHARED     1            150,000
RIVIERA HLDGS CORP               COM            769627100     1,116       68,100 SH         SHARED     1             68,100
ROCKY SHOES & BOOTS INC          COM            774830103     1,949       80,000 SH         SHARED     1             80,000
RURAL METRO CORP                 COM            781748108     7,684      850,000 SH         SHARED     1            850,000
SANDS REGENT                     COM            800091100     1,332      130,800 SH         SHARED     1            130,800
SFBC INTL INC                    COM            784121105       192       12,000 SH         SHARED     1             12,000
SILICON GRAPHICS INC             COM            827056102       192      548,000 SH         SHARED     1            548,000
SILVERLEAF RESORTS INC           COM            828395103     1,575      483,200 SH         SHARED     1            483,200
SPSS INC                         COM            78462K102     4,640      150,000 SH         SHARED     1            150,000
STREETTRACKS GOLD TR             GOLD SHS       863307104     2,579       50,000 SH         SHARED     1             50,000
SUMTOTAL SYS INC                 COM            866615107     1,125      250,000 SH         SHARED     1            250,000
SUN HEALTHCARE GROUP INC         COM NEW        866933401     9,280    1,403,950 SH         SHARED     1          1,403,950
TEGAL CORP                       COM            879008100     3,508    6,153,846 SH         SHARED     1          6,153,846
TELULAR CORP                     COM NEW        87970T208     4,412    1,325,000 SH         SHARED     1          1,325,000
TETRA TECHNOLOGIES INC-DEL       COM            88162F105     7,477      245,000 SH         SHARED     1            245,000
TUT SYSTEMS                      COM            901103101     5,816    1,945,000 SH         SHARED     1          1,945,000
TVI CORP NEW                     COM            872916101       706      176,500 SH         SHARED     1            176,500
UROPLASTY INC                    COM NEW        917277204     1,657      571,428 SH         SHARED     1            571,428
US Airways Group Inc             COM            90341W108     9,653      259,915 SH         SHARED     1            259,915
US DATAWORKS INC                 COM NEW        91729G301       270      574,436 SH         SHARED     1            574,436
WALTER INDS INC                  COM            93317Q105     2,983       60,000 SH         SHARED     1             60,000
WILLBROS GROUP INC               COM            969199108    10,323      714,900 SH         SHARED     1            714,900
WINDSORTECH INC                  COM            97380P100     1,557      900,000 SH         SHARED     1            900,000
WORLDGATE COMMUNICATIONS INC     COM            98156L307     1,648      800,000 SH         SHARED     1            800,000
                                                            239,615

23214.0001 #615800